EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS EXPENSE
Salaries and wages	$ 9,583,936	$ 8,477,335	$ 9,244,473
Pension plan and employment insurance	458,276	418,303	509,966
Contribution to defined contribution pension plan	182,449	170,358	194,123
Health benefits	651,269	476,217	613,918
Cash-based employee expenses	10,875,930	9,542,213	10,562,480
Employee termination expenses	26,050	761,354
Share-based payments	3,189,808	3,292,877	2,484,543
Total employee expenses	$ 14,091,788	$ 13,596,444	$ 13,047,023